Financial Instruments (Details 1) - USD ($)	May 31, 2023	Nov. 30, 2022
Total Accounts Receivable	$ 333,582	$ 602
Less Allowance For Doubtful Accounts	0	0
Total Accounts Receivable, Net	333,582	602
Not Past Due	333,582	602
Accounts receivable	333,582	602
Total Accounts Receivable, Gross	333,582	602
Past due for more than 31 days but no more than 120 days
Past Due	0	0
Past due for more than 120 days
Past Due	$ 0	$ 0